INCOME TAX (Narrative) (Details)	1 Months Ended		12 Months Ended				36 Months Ended		120 Months Ended
	Dec. 22, 2017 USD ($)	Jan. 31, 2008	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2019	Dec. 31, 2016 USD ($)	Dec. 31, 2020	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 USD ($)
Deferred tax assets for tax loss carryforwards			$ 5,031,657	$ 27,783,051				$ 27,783,051
Deferred Tax Assets, Valuation Allowance			5,031,657	26,629,179		$ 8,160,611		26,629,179			$ 6,661,139
Subject to withholding tax at 10%, unless reduced by tax treaties		10.00%
Deferred tax liabilities on undistributed earnings											7,351,023
Underpayment of taxes			15,304							¥ 100,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			$ 40,300,000
Taibang Holdings [Member]
Deferred Tax Liabilities, Reversed Amount				1,265,733				$ 1,265,733
Shandong Taibang Biological Products Co., Ltd [Member]
Preferential tax rate								15.00%
Undistributed earnings											$ 74,000,000
Distributed Earnings				$ 11,929,854	¥ 82,760,000
Shandong Taibang Biological Products Co., Ltd [Member] | Scenario, Forecast [Member]
Preferential tax rate							15.00%
Guizhou Taibang Biological Products Co., Ltd [Member] | Scenario, Forecast [Member]
Income Tax Rate									15.00%
PRC [Member]
Income Tax Rate			25.00%
The United States of America [Member]
Income Tax Rate			35.00%
U.S. federal income tax		34.00%
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	$ 40,300,000
Hong Kong [Member]
Income Tax Rate			16.50%	16.50%	16.50%	16.50%
PRC subsidiaries [Member]
Deferred tax assets for tax loss carryforwards			$ 5,031,657
Tax loss carryforwards			20,126,629
Deferred Tax Assets, Valuation Allowance			5,031,657	$ 6,139,906				$ 6,139,906
Undistributed earnings			550,000,000
PRC subsidiaries [Member] | 2018 [Member]
Tax loss carryforwards expiring			5,019,226
PRC subsidiaries [Member] | 2019 [Member]
Tax loss carryforwards expiring			5,048,268
PRC subsidiaries [Member] | 2020 [Member]
Tax loss carryforwards expiring			4,416,172
PRC subsidiaries [Member] | 2021 [Member]
Tax loss carryforwards expiring			4,878,108
PRC subsidiaries [Member] | 2022 [Member]
Tax loss carryforwards expiring			$ 764,855